Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Operating revenues	R$ 126,374	R$ 100,199	R$ 117,079
Interest margin	75,209	50,053	69,350
Commissions and Banking Fees	42,324	38,557	39,032
Revenues from banking services and bank charges	42,324
Income related to insurance and private pension operations before claim and selling expenses	5,354	4,488	4,553
Other revenues	3,487	7,101	4,144
Cost of Credit	(12,779)	(24,626)	(17,272)
Claims	(1,600)	(1,354)	(1,295)
Operating margin	111,995	74,219	98,512
Other operating income (expenses)	(69,764)	(68,989)	(67,269)
Non-interest expenses	(62,549)	(64,207)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(8,379)	(6,181)	(7,572)
Share of profit or (loss) in associates and joint ventures	1,164	1,399	1,315
Income before income tax and social contribution	42,231	5,230	31,243
Income tax and social contribution	(13,847)	9,834	(3,430)
Non-controlling interest in subsidiaries	(1,624)	3,832	(700)
Net income	26,760	18,896	27,113
Total assets	2,069,206	2,019,251	1,637,481
Total liabilities	1,904,730	1,864,726	1,488,016
Investments in associates and joint ventures	6,121	15,570	15,097
Fixed assets, net	6,963	6,937	7,166
Goodwill and Intangible assets, net	21,110	17,330	19,719
Retail Banking [Member]
Disclosure of operating segments [line items]
Operating revenues	75,443	72,680	79,227
Interest margin	43,042	41,818	46,764
Commissions and Banking Fees		23,918	25,411
Revenues from banking services and bank charges	25,169
Income related to insurance and private pension operations before claim and selling expenses	7,232	6,944	7,052
Other revenues	0	0	0
Cost of Credit	(18,278)	(21,247)	(16,072)
Claims	(1,591)	(1,345)	(1,206)
Operating margin	55,574	50,088	61,949
Other operating income (expenses)	(40,116)	(40,221)	(41,430)
Non-interest expenses	(35,031)	(35,310)	(36,346)
Tax expenses for ISS, PIS and COFINS and Other	(5,085)	(4,911)	(5,084)
Share of profit or (loss) in associates and joint ventures	0	0
Income before income tax and social contribution	15,458	9,867	20,519
Income tax and social contribution	(5,593)	(3,071)	(7,095)
Non-controlling interest in subsidiaries	(330)	(175)	(198)
Net income	9,535	6,621	13,226
Total assets	1,311,330	1,265,620	1,056,275
Total liabilities	1,252,211	1,218,977	1,013,186
Investments in associates and joint ventures	2,008	2,012	1,911
Fixed assets, net	5,420	4,587	5,252
Goodwill and Intangible assets, net	8,371	4,978	6,681
Wholesale Banking [member]
Disclosure of operating segments [line items]
Operating revenues	38,228	32,187	30,650
Interest margin	24,005	19,883	18,778
Commissions and Banking Fees		11,911	11,306
Revenues from banking services and bank charges	13,817
Income related to insurance and private pension operations before claim and selling expenses	406	393	566
Other revenues	0	0	0
Cost of Credit	(1,956)	(8,968)	(2,082)
Claims	(9)	(8)	(59)
Operating margin	36,263	23,211	28,509
Other operating income (expenses)	(17,743)	(16,133)	(15,403)
Non-interest expenses	(15,699)	(14,592)	(13,940)
Tax expenses for ISS, PIS and COFINS and Other	(2,044)	(1,541)	(1,463)
Share of profit or (loss) in associates and joint ventures	0	0
Income before income tax and social contribution	18,520	7,078	13,106
Income tax and social contribution	(6,799)	(1,893)	(3,856)
Non-controlling interest in subsidiaries	(591)	601	(444)
Net income	11,130	5,786	8,806
Total assets	1,013,836	981,034	682,271
Total liabilities	945,311	915,253	625,614
Investments in associates and joint ventures	0	0
Fixed assets, net	997	806	1,160
Goodwill and Intangible assets, net	9,557	9,901	7,645
Market And Corporation [Member]
Disclosure of operating segments [line items]
Operating revenues	11,930	9,918	9,913
Interest margin	11,099	8,394	9,088
Commissions and Banking Fees		1,401	590
Revenues from banking services and bank charges	884
Income related to insurance and private pension operations before claim and selling expenses	(53)	123	235
Other revenues	0	0	0
Cost of Credit	0	6
Claims	0	0
Operating margin	11,930	9,924	9,913
Other operating income (expenses)	(1,055)	(650)	(986)
Non-interest expenses	(478)	(287)	(365)
Tax expenses for ISS, PIS and COFINS and Other	(577)	(363)	(621)
Share of profit or (loss) in associates and joint ventures	0	0
Income before income tax and social contribution	10,875	9,274	8,927
Income tax and social contribution	(3,997)	(3,099)	(2,545)
Non-controlling interest in subsidiaries	(664)	(46)	(51)
Net income	6,214	6,129	6,331
Total assets	133,123	143,715	147,901
Total liabilities	105,190	108,432	104,799
Investments in associates and joint ventures	4,338	13,879	13,666
Fixed assets, net	0	0
Goodwill and Intangible assets, net	0	0
Ita Unibanco SA [Member]
Disclosure of operating segments [line items]
Operating revenues	125,601	114,785	119,790
Interest margin	78,146	70,095	74,630
Commissions and Banking Fees		37,230	37,307
Revenues from banking services and bank charges	39,870
Income related to insurance and private pension operations before claim and selling expenses	7,585	7,460	7,853
Other revenues	0	0	0
Cost of Credit	(20,234)	(30,209)	(18,154)
Claims	(1,600)	(1,353)	(1,265)
Operating margin	103,767	83,223	100,371
Other operating income (expenses)	(58,914)	(57,004)	(57,819)
Non-interest expenses	(51,208)	(50,189)	(50,651)
Tax expenses for ISS, PIS and COFINS and Other	(7,706)	(6,815)	(7,168)
Share of profit or (loss) in associates and joint ventures	0	0
Income before income tax and social contribution	44,853	26,219	42,552
Income tax and social contribution	(16,389)	(8,063)	(13,496)
Non-controlling interest in subsidiaries	(1,585)	380	(693)
Net income	26,879	18,536	28,363
Total assets	2,166,019	2,112,586	1,738,713
Total liabilities	2,010,442	1,964,880	1,595,865
Investments in associates and joint ventures	6,346	15,891	15,577
Fixed assets, net	6,417	5,393	6,412
Goodwill and Intangible assets, net	17,928	14,879	14,326
Adjustments [Member]
Disclosure of operating segments [line items]
Operating revenues	773	(14,586)	(2,711)
Interest margin	(2,937)	(20,042)	(5,280)
Commissions and Banking Fees		1,327	1,725
Revenues from banking services and bank charges	2,454
Income related to insurance and private pension operations before claim and selling expenses	(2,231)	(2,972)	(3,300)
Other revenues	3,487	7,101	4,144
Cost of Credit	7,455	5,583	882
Claims	0	(1)	(30)
Operating margin	8,228	(9,004)	(1,859)
Other operating income (expenses)	(10,850)	(11,985)	(9,450)
Non-interest expenses	(11,341)	(14,018)	(10,361)
Tax expenses for ISS, PIS and COFINS and Other	(673)	634	(404)
Share of profit or (loss) in associates and joint ventures	1,164	1,399	1,315
Income before income tax and social contribution	(2,622)	(20,989)	(11,309)
Income tax and social contribution	2,542	17,897	10,066
Non-controlling interest in subsidiaries	(39)	3,452	(7)
Net income	(119)	360	(1,250)
Total assets	(96,813)	(93,335)	(101,232)
Total liabilities	(105,712)	(100,154)	(107,849)
Investments in associates and joint ventures	(225)	(321)	(480)
Fixed assets, net	546	1,544	754
Goodwill and Intangible assets, net	R$ 3,182	R$ 2,451	R$ 5,393